Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule Of Investments [Line Items]
Total	¥ 208,949	$ 30,390	¥ 85,238
Other Equity Securities Without Readily Determinable Fair Value
Schedule Of Investments [Line Items]
Available-for-sale securities	16,501		750
Sifive Inc | Equity Securities Without Readily Determinable Fair Value
Schedule Of Investments [Line Items]
Available-for-sale securities	20,192
Greenwaves Technologies | Equity Securities Without Readily Determinable Fair Value
Schedule Of Investments [Line Items]
Available-for-sale securities	19,906
Huaying Fund
Schedule Of Investments [Line Items]
Equity method investments	56,898		55,905
Sunny Infinity Ltd.
Schedule Of Investments [Line Items]
Available-for-sale investments	49,091
Other Equity Method Investments
Schedule Of Investments [Line Items]
Equity method investments	11,283		8,097
Other Available For Sale Investments
Schedule Of Investments [Line Items]
Available-for-sale investments	¥ 35,078		¥ 20,486